SUBSEQUENT EVENTS SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In January 2021, Vimeo raised $300 million of equity capital via the sale of 6.2 million shares of Vimeo Class A voting common stock for $200 million, or $32.41 per share, at a $5.2 billion pre-money valuation, and 2.8 million shares of Vimeo Class A voting common stock for $100 million, or $35.35 per share, at a $5.7 billion pre-money valuation. Following the sale, IAC holds 88% of Vimeo's total outstanding capital stock.
On February 12, 2021, Vimeo, Inc. entered into a five-year $100 million revolving credit facility (the "Vimeo Credit Facility"), which is secured by substantially all of its assets, subject to certain exceptions. Borrowings under the Vimeo Credit Facility bear interest, at Vimeo's option, at either a base rate or LIBOR, in each case plus an applicable margin, which is determined by reference to a pricing grid based on Vimeo’s consolidated net leverage ratio. At closing, there were no borrowings under the Vimeo Credit Facility.